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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03826

AIM Sector Funds (Invesco Sector Funds) (Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046 (Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046 (Name and address of agent for service)

Registrant’s telephone number, including area code:        (713) 626-1919

Date of fiscal year end:           04/30

Date of reporting period:        07/31/13

Item 1. Schedule of Investments.

Invesco American Value Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2013

invesco.com/us	VK-AMVA-QTR-1 07/13	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2013

(Unaudited)

	Shares	Value

Common Stocks–92.56%

Alternative Carriers–2.67%

tw telecom inc. (b)	1,374,678	$ 40,937,911

Apparel Retail–4.64%

Ascena Retail Group, Inc. (b)	2,253,453	43,018,418
Express, Inc. (b)	1,245,244	28,080,252
		71,098,670

Asset Management & Custody Banks–2.23%

Northern Trust Corp.	583,736	34,171,905

Auto Parts & Equipment–2.19%

Johnson Controls, Inc.	835,497	33,595,334

Automotive Retail–1.97%

Advance Auto Parts, Inc.	367,094	30,281,584

Communications Equipment–1.08%

Juniper Networks, Inc. (b)	760,512	16,480,295

Computer Hardware–1.58%

Diebold, Inc.	741,954	24,232,218

Construction & Engineering–1.98%

Foster Wheeler AG (Switzerland)(b)	1,419,569	30,435,559

Data Processing & Outsourced Services–1.93%

Fidelity National Information Services, Inc.	685,589	29,590,021

Diversified Banks–2.53%

Comerica Inc.	913,569	38,863,225

Electric Utilities–2.04%

Edison International	626,423	31,227,187

Electronic Equipment & Instruments–1.56%

FLIR Systems, Inc.	735,886	23,894,218

Electronic Manufacturing Services–2.12%

Flextronics International Ltd. (Singapore)(b)	3,755,472	32,522,388

Food Distributors–0.66%

Sysco Corp.	294,575	10,165,783

General Merchandise Stores–0.68%

Family Dollar Stores, Inc.	152,344	10,475,173

Health Care Equipment–1.71%

CareFusion Corp. (b)	678,100	26,154,317

Health Care Facilities–5.70%

Brookdale Senior Living Inc. (b)	971,364	28,286,119
HealthSouth Corp. (b)	1,303,021	42,426,364
Universal Health Services, Inc. -Class B	239,602	16,760,160
		87,472,643

	Shares	Value

Heavy Electrical Equipment–2.31%

Babcock & Wilcox Co. (The)	1,157,787	$ 35,358,815

Housewares & Specialties–2.83%

Newell Rubbermaid Inc.	1,607,726	43,440,757

Human Resource & Employment Services–1.78%

Robert Half International, Inc.	731,652	27,246,720

Industrial Machinery–5.58%

Ingersoll-Rand PLC	599,007	36,569,378
Snap-on Inc.	516,238	48,965,174
		85,534,552

Insurance Brokers–4.57%

Marsh & McLennan Cos., Inc.	1,006,497	42,142,029
Willis Group Holdings PLC	654,496	28,012,429
		70,154,458

Investment Banking & Brokerage–1.84%

Stifel Financial Corp. (b)	747,939	28,159,903

Life Sciences Tools & Services–1.32%

PerkinElmer, Inc.	595,698	20,307,345

Multi-Utilities–2.43%

CenterPoint Energy, Inc.	1,502,896	37,301,879

Office Electronics–1.16%

Zebra Technologies Corp. -Class A (b)	386,125	17,827,391

Oil & Gas Drilling–1.95%

Noble Corp.	783,169	29,917,056

Oil & Gas Exploration & Production–2.13%

Newfield Exploration Co. (b)	1,325,800	32,614,680

Oil & Gas Storage & Transportation–2.65%

Williams Cos., Inc. (The)	1,189,763	40,654,202

Packaged Foods & Meats–3.37%

ConAgra Foods, Inc.	1,426,328	51,647,337

Paper Packaging–4.41%

Sealed Air Corp.	1,378,671	37,554,998
Sonoco Products Co.	782,348	30,112,575
		67,667,573

Personal Products–1.07%

Avon Products, Inc.	716,920	16,388,791

Property & Casualty Insurance–2.86%

ACE Ltd.	480,452	43,903,704

Real Estate Operating Companies–2.38%

Forest City Enterprises, Inc. -Class A (b)	2,085,493	36,537,837

See accompanying notes which are an integral part of this schedule.

Invesco American Value Fund

	Shares	Value

Regional Banks–4.59%

BB&T Corp.	1,055,910	$ 37,685,428
Wintrust Financial Corp.	797,438	32,623,189
		70,308,617

Specialty Chemicals–2.69%

W.R. Grace & Co. (b)	536,296	41,198,259

Trucking–3.37%

Swift Transportation Co. (b)	1,278,947	22,816,415
Werner Enterprises, Inc.	1,202,157	28,923,897
		51,740,312
Total Common Stocks (Cost $1,122,333,240)		1,419,508,619

Preferred Stocks–0.68%

Health Care Facilities–0.68%

HealthSouth Corp., Series A, $65.00 Conv. Pfd. (Cost $7,324,977)	8,354	10,486,358

Money Market Funds–6.17%

Liquid Assets Portfolio –Institutional Class (c)	47,308,913	47,308,913
Premier Portfolio –Institutional Class (c)	47,308,912	47,308,912
Total Money Market Funds (Cost $94,617,825)		94,617,825
TOTAL INVESTMENTS–99.41% (Cost $1,224,276,042)		1,524,612,802
OTHER ASSETS LESS LIABILITIES–0.59%		9,018,038
NET ASSETS–100.00%		$ 1,533,630,840

Investment Abbreviations:

Conv.	—Convertible
Pfd.	—Preferred

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco American Value Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2		Level 3	Total
Equity Securities	$1,514,126,444	$10,486,358	$	--	$1,524,612,802

Invesco American Value Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2013 was $189,896,604 and $176,971,822, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$317,193,187
Aggregate unrealized (depreciation) of investment securities	(17,639,472)
Net unrealized appreciation of investment securities	$299,553,715
Cost of investments for tax purposes is $1,225,059,087.

Invesco American Value Fund

Invesco Comstock Fund Quarterly Schedule of Portfolio Holdings July 31, 2013

invesco.com/us	VK-COM-QTR-1 07/13	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.97%

Aerospace & Defense–1.42%

Honeywell International Inc.	982,924	$ 81,563,034

Textron Inc.	2,464,901	67,488,989

		149,052,023

Agricultural Products–0.73%

Archer-Daniels-Midland Co.	2,089,857	76,217,085

Aluminum–0.81%

Alcoa Inc.	10,656,029	84,715,431

Application Software–0.44%

Autodesk, Inc. (b)	1,290,815	45,681,943

Asset Management & Custody Banks–3.04%

Bank of New York Mellon Corp. (The)	7,428,749	233,634,156

State Street Corp.	1,223,694	85,254,761

		318,888,917

Auto Parts & Equipment–0.98%

Johnson Controls, Inc.	2,561,674	103,004,912

Automobile Manufacturers–2.12%

General Motors Co. (b)	6,208,545	222,700,509

Cable & Satellite–3.76%

Comcast Corp. -Class A	3,791,730	170,931,188

Time Warner Cable Inc.	1,960,068	223,584,957

		394,516,145

Communications Equipment–1.16%

Cisco Systems, Inc.	4,781,250	122,160,937

Computer Hardware–2.21%

Hewlett-Packard Co.	9,030,998	231,916,029

Department Stores–0.72%

Kohl’s Corp.	1,420,283	75,246,593

Diversified Banks–2.92%

U.S. Bancorp	1,830,845	68,327,135

Wells Fargo & Co.	5,466,256	237,782,136

		306,109,271

Drug Retail–1.57%

CVS Caremark Corp.	2,673,364	164,385,152

Electric Utilities–1.90%

FirstEnergy Corp.	1,690,018	64,338,985

PPL Corp.	4,242,484	134,783,717

		199,122,702

	Shares	Value

Electrical Components & Equipment–1.15%

Emerson Electric Co.	1,972,621	$121,059,751

Electronic Components–1.23%

Corning Inc.	8,483,979	128,871,641

General Merchandise Stores–0.81%

Target Corp.	1,193,704	85,051,410

Health Care Distributors–0.82%

Cardinal Health, Inc.	1,721,782	86,244,060

Health Care Services–0.34%

Express Scripts Holding Co. (b)	550,271	36,070,264

Home Improvement Retail–0.41%

Lowe’s Cos., Inc.	958,654	42,736,795

Hotels, Resorts & Cruise Lines–0.94%

Carnival Corp.	2,661,675	98,561,825

Household Products–0.27%

Procter & Gamble Co. (The)	347,703	27,920,551

Housewares & Specialties–0.47%

Newell Rubbermaid Inc.	1,833,363	49,537,468

Hypermarkets & Super Centers–0.23%

Wal-Mart Stores, Inc.	313,640	24,445,102

Industrial Conglomerates–1.99%

General Electric Co.	8,554,190	208,465,610

Industrial Machinery–1.56%

Ingersoll-Rand PLC	2,685,341	163,940,068

Integrated Oil & Gas–8.26%

BP PLC -ADR (United Kingdom)	4,588,727	190,156,847

Chevron Corp.	1,058,733	133,283,897

Murphy Oil Corp.	2,453,772	166,169,440

Occidental Petroleum Corp.	1,392,482	124,000,522

Royal Dutch Shell PLC -ADR (United Kingdom)	2,128,214	145,463,427

Suncor Energy, Inc. (Canada)	3,395,436	107,397,641

		866,471,774

Integrated Telecommunication Services–1.07%

AT&T Inc.	1,262,581	44,531,232

Verizon Communications Inc.	1,369,693	67,772,410

		112,303,642

Internet Software & Services–2.34%

eBay Inc. (b)	2,849,653	147,298,563

See accompanying notes which are an integral part of this schedule.

Invesco Comstock Fund

	Shares	Value

Internet Software & Services–(continued)

Yahoo! Inc. (b)	3,498,562	$98,274,607

		245,573,170

Investment Banking & Brokerage–2.57%

Goldman Sachs Group, Inc. (The)	669,883	109,880,909

Morgan Stanley	5,868,383	159,678,701

		269,559,610

Life & Health Insurance–1.83%

Aflac, Inc.	917,868	56,614,098

MetLife, Inc.	2,803,663	135,753,363

		192,367,461

Managed Health Care–3.22%

UnitedHealth Group Inc.	2,939,796	214,164,139

WellPoint, Inc.	1,444,041	123,552,148

		337,716,287

Movies & Entertainment–4.63%

Time Warner Inc.	1,175,599	73,192,794

Twenty-First Century Fox, Inc. -Class B	5,188,008	155,588,360

Viacom Inc. -Class B	3,540,136	257,615,696

		486,396,850

Oil & Gas Drilling–0.44%

Noble Corp.	1,211,991	46,298,056

Oil & Gas Equipment & Services–4.27%

Halliburton Co.	4,697,023	212,258,469

Weatherford International Ltd. (b)	16,926,004	236,287,016

		448,545,485

Oil & Gas Exploration & Production–1.13%

QEP Resources Inc.	3,877,232	118,216,804

Other Diversified Financial Services–9.31%

Bank of America Corp.	11,935,479	174,257,993

Citigroup Inc.	8,609,939	448,922,219

JPMorgan Chase & Co.	6,348,161	353,783,013

		976,963,225

Packaged Foods & Meats–2.42%

Mondelez International Inc. -Class A	2,985,414	93,353,896

Tyson Foods, Inc. -Class A	2,477,884	68,439,156

Unilever N.V. -New York Shares (Netherlands)	2,295,017	91,823,630

		253,616,682

Paper Products–1.27%

International Paper Co.	2,769,473	133,793,241

Pharmaceuticals–9.90%

Bristol-Myers Squibb Co.	3,400,183	147,023,913

GlaxoSmithKline PLC -ADR (United Kingdom)	2,015,222	102,695,713

	Shares	Value

Pharmaceuticals–(continued)

Merck & Co., Inc.	4,723,802	$227,545,542

Novartis AG (Switzerland)	1,975,039	141,853,790

Pfizer Inc.	6,356,920	185,812,772

Roche Holding AG -ADR (Switzerland)	1,511,080	92,699,318

Sanofi -ADR (France)	2,695,297	141,044,892

		1,038,675,940

Property & Casualty Insurance–2.36%

Allstate Corp. (The)	3,922,690	199,978,736

Travelers Cos., Inc. (The)	566,231	47,308,600

		247,287,336

Regional Banks–2.69%

Fifth Third Bancorp	5,886,899	113,205,068

PNC Financial Services Group, Inc.	2,227,534	169,403,960

		282,609,028

Semiconductors–0.56%

Intel Corp.	2,537,612	59,126,360

Specialty Stores–0.72%

Staples, Inc.	4,447,225	75,691,769

Systems Software–2.19%

Microsoft Corp.	7,220,488	229,828,133

Wireless Telecommunication Services–0.79%

Vodafone Group PLC -ADR (United Kingdom)	2,785,528	83,426,564

Total Common Stocks & Other Equity Interests (Cost $7,924,990,257)		10,071,089,611

Money Market Funds–4.37%

Liquid Assets Portfolio –Institutional Class (c)	229,059,137	229,059,137

Premier Portfolio –Institutional Class (c)	229,059,136	229,059,136

Total Money Market Funds (Cost $458,118,273)		458,118,273

TOTAL INVESTMENTS–100.34% (Cost $8,383,108,530)		10,529,207,884

OTHER ASSETS LESS LIABILITIES–(0.34)%		(35,631,865)

NET ASSETS–100.00%		$10,493,576,019

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Comstock Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the

Invesco Comstock Fund

E.	Foreign Currency Contracts – (continued)

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$10,294,654,776	$234,553,108	$--	$10,529,207,884
Foreign Currency Contracts*	--	(29,239,129)	--	(29,239,129)
Total Investments	$10,294,654,776	$205,313,979	$--	$10,499,968,755
* Unrealized appreciation (depreciation).

Invesco Comstock Fund

NOTE 3 -- Derivative Investments

Open Foreign Currency Contracts

		Contract to					Unrealized
Settlement Date	Counterparty	Deliver		Receive		Notional Value	Appreciation (Depreciation)

08/16/13	CIBC N.A.	CAD	81,933,075	USD	77,751,594	$79,743,593	$(1,991,999)

08/16/13	Bank of New York	CHF	55,654,589	USD	57,514,314	60,150,996	(2,636,682)

08/16/13	Citibank N.A.	CHF	41,740,942	USD	43,135,736	45,113,247	(1,977,511)

08/16/13	State Street Bank and Trust Co.	CHF	94,942,876	USD	98,077,735	102,613,436	(4,535,701)

08/16/13	Bank of New York	EUR	54,907,197	USD	70,613,126	73,056,573	(2,443,447)

08/16/13	CIBC N.A.	EUR	71,793,025	USD	92,321,523	95,523,951	(3,202,428)

08/16/13	Citibank N.A.	EUR	68,633,997	USD	88,273,341	91,320,718	(3,047,377)

08/16/13	State Street Bank and Trust Co.	EUR	46,671,120	USD	60,045,196	62,098,091	(2,052,895)

08/16/13	Bank of New York	GBP	55,048,614	USD	81,855,913	83,736,825	(1,880,912)

08/16/13	CIBC N.A.	GBP	80,092,779	USD	118,990,638	121,832,586	(2,841,948)

08/16/13	Citibank N.A.	GBP	38,534,027	USD	57,306,302	58,615,773	(1,309,471)

08/16/13	State Street Bank and Trust Co.	GBP	38,534,031	USD	57,297,021	58,615,779	(1,318,758)

Total open foreign currency contracts							$(29,239,129)

  Currency Abbreviations:

CAD – Canadian	GBP – British Pound Sterling
CHF – Swiss Franc	USD -- U.S. Dollar
EUR -- Euro

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2013 was $346,900,138 and $172,981,562, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,519,436,072

Aggregate unrealized (depreciation) of investment securities	(383,222,279)

Net unrealized appreciation of investment securities	$2,136,213,793

Cost of investments for tax purposes is $8,392,994,091.

Invesco Comstock Fund

Invesco Dividend Income Fund Quarterly Schedule of Portfolio Holdings July 31, 2013

invesco.com/us	I-DIVI-QTR-1 07/13	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2013

(Unaudited)

	Shares	Value

Common Stocks–99.98%

Aerospace & Defense–6.21%

General Dynamics Corp.	81,989	$6,996,941

Lockheed Martin Corp.	143,223	17,203,947

		24,200,888

Air Freight & Logistics–1.28%

United Parcel Service, Inc. -Class B	57,504	4,991,347

Asset Management & Custody Banks–3.28%

Federated Investors, Inc. -Class B	439,466	12,757,698

Auto Parts & Equipment–1.17%

Johnson Controls, Inc.	113,501	4,563,875

Drug Retail–1.67%

Walgreen Co.	129,223	6,493,456

Electric Utilities–13.03%

American Electric Power Co., Inc.	87,326	4,047,560

Duke Energy Corp.	180,920	12,845,320

Exelon Corp.	148,582	4,545,123

Pepco Holdings, Inc.	640,380	13,159,809

Pinnacle West Capital Corp.	128,965	7,596,039

Portland General Electric Co.	136,323	4,321,439

Xcel Energy, Inc.	140,985	4,222,501

		50,737,791

Food Distributors–2.66%

Sysco Corp.	300,611	10,374,086

Gas Utilities–3.03%

AGL Resources Inc.	257,441	11,788,223

General Merchandise Stores–2.09%

Target Corp.	114,119	8,130,979

Heavy Electrical Equipment–0.82%

ABB Ltd. (Switzerland)	145,426	3,202,438

Household Products–3.55%

Kimberly-Clark Corp.	72,994	7,211,807

Procter & Gamble Co. (The)	82,310	6,609,493

		13,821,300

Integrated Oil & Gas–3.83%

Exxon Mobil Corp.	41,352	3,876,750

Total S.A. (France)	207,709	11,041,493

		14,918,243

Integrated Telecommunication Services–8.07%

AT&T Inc.	267,035	9,418,324

CenturyLink Inc.	304,868	10,929,518

	Shares	Value

Integrated Telecommunication Services–(continued)

Deutsche Telekom AG (Germany)	282,278	$3,432,500

Verizon Communications Inc.	154,781	7,658,564

		31,438,906

Life & Health Insurance–1.29%

Prudential Financial, Inc.	63,388	5,005,750

Multi-Utilities–11.37%

CMS Energy Corp.	168,165	4,706,938

Dominion Resources, Inc.	114,728	6,804,518

DTE Energy Co.	89,576	6,333,023

National Grid PLC (United Kingdom)	480,913	5,765,305

Public Service Enterprise Group Inc.	261,063	8,821,319

Sempra Energy	50,107	4,390,876

TECO Energy, Inc.	423,115	7,476,442

		44,298,421

Office Services & Supplies–0.93%

Avery Dennison Corp.	81,255	3,634,536

Packaged Foods & Meats–9.97%

Campbell Soup Co.	241,424	11,298,643

General Mills, Inc.	235,527	12,247,404

Kraft Foods Group, Inc.	270,491	15,304,381

		38,850,428

Paper Packaging–2.24%

Sonoco Products Co.	227,001	8,737,269

Pharmaceuticals–8.73%

Eli Lilly & Co.	177,402	9,421,821

Johnson & Johnson	166,914	15,606,459

Merck & Co., Inc.	186,666	8,991,701

		34,019,981

Property & Casualty Insurance–1.12%

Travelers Cos., Inc. (The)	52,357	4,374,427

Regional Banks–4.25%

Cullen/Frost Bankers, Inc.	121,991	8,788,232

M&T Bank Corp.	66,477	7,768,502

		16,556,734

Semiconductors–3.98%

Linear Technology Corp.	176,003	7,138,682

Microchip Technology Inc.	210,446	8,363,124

		15,501,806

Tobacco–5.41%

Altria Group, Inc.	364,593	12,782,630

See accompanying notes which are an integral part of this schedule.

Invesco Dividend Income Fund

	Shares	Value

Tobacco–(continued)

Philip Morris International Inc.	93,070	$8,299,983

		21,082,613

Total Common Stocks (Cost $324,323,390)		389,481,195

Money Market Funds–8.01%

Liquid Assets Portfolio –Institutional Class (b)	15,610,123	15,610,123

Premier Portfolio –Institutional Class (b)	15,610,123	15,610,123

Total Money Market Funds (Cost $31,220,246)		31,220,246

TOTAL INVESTMENTS–107.99% (Cost $355,543,636)		420,701,441

OTHER ASSETS LESS LIABILITIES–(7.99)%		(31,127,933)

NET ASSETS–100.00%		$389,573,508

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Dividend Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Dividend Income Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the

Invesco Dividend Income Fund

E.	Foreign Currency Contracts – (continued)

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –  Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$397,259,705	$23,441,736	$--	$420,701,441

Foreign Currency Contracts*	--	(95,334)	--	(95,334)

Total Investments	$397,259,705	$23,346,402	$--	$420,606,107

* Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Open Foreign Currency Contracts

		Contract to					Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty	Deliver		Receive		Notional Value

08/23/13	State Street Bank and Trust Co.	EUR	5,403,873	USD	7,094,880	$7,190,214	$(95,334)

Currency	Abbreviations:

EUR	-- Euro

USD	-- U.S. Dollar

Invesco Dividend Income Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2013 was $579,080 and $3,905,756, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$66,390,561

Aggregate unrealized (depreciation) of investment securities	(1,235,608)

Net unrealized appreciation of investment securities	$65,154,953

Cost of investments for tax purposes is $355,546,488.

Invesco Dividend Income Fund

Invesco Energy Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2013

invesco.com/us	I-ENE-QTR-1 07/13	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.39%

Diversified Chemicals–1.15%

Dow Chemical Co. (The)	414,358	$ 14,519,104

Integrated Oil & Gas–24.43%

BG Group PLC (United Kingdom)	1,284,927	23,257,165
BP PLC -ADR (United Kingdom)	633,358	26,246,355
Cenovus Energy Inc. (Canada)(b)	427,317	12,657,238
Chevron Corp.	548,799	69,088,306
Exxon Mobil Corp.	510,304	47,841,000
Galp Energia, SGPS, S.A. (Portugal)	630,663	10,097,530
Occidental Petroleum Corp.	777,961	69,277,427
Royal Dutch Shell PLC -ADR (United Kingdom)	286,669	19,593,826
Suncor Energy, Inc. (Canada)	941,119	29,745,592
		307,804,439

Oil & Gas Drilling–4.20%

Ensco PLC -Class A	541,683	31,060,103
Helmerich & Payne, Inc.	345,853	21,857,910
		52,918,013

Oil & Gas Equipment & Services–25.98%

Cameron International Corp. (c)	837,706	49,675,966
FMC Technologies, Inc. (c)	227,445	12,122,819
Halliburton Co.	1,081,549	48,875,199
National Oilwell Varco Inc.	497,319	34,896,874
Oceaneering International, Inc.	217,770	17,658,969
Schlumberger Ltd.	687,176	55,888,024
Superior Energy Services, Inc. (c)	309,764	7,936,154
Tidewater Inc.	503,244	29,686,364
Weatherford International Ltd. (c)	5,062,746	70,675,934
		327,416,303

Oil & Gas Exploration & Production–37.87%

Anadarko Petroleum Corp.	734,120	64,984,302
Apache Corp.	600,285	48,172,871
Cabot Oil & Gas Corp.	226,175	17,148,588
Canadian Natural Resources Ltd. (Canada)	1,034,779	32,071,096
Cobalt International Energy, Inc. (c)	301,874	8,709,065
Concho Resources Inc. (c)	300,520	26,953,639
Devon Energy Corp.	601,581	33,092,971
EOG Resources, Inc.	290,843	42,314,748
EQT Corp.	199,046	17,217,479
Marathon Oil Corp.	1,388,866	50,499,168
Midstates Petroleum Co. Inc. (c)	3,215,292	19,291,752
Noble Energy, Inc.	386,596	24,158,384
Range Resources Corp.	170,096	13,454,594
Resolute Energy Corp. (c)	169,307	1,417,100

	Shares	Value

Oil & Gas Exploration & Production–(continued)

Southwestern Energy Co. (c)	572,860	$ 22,221,239
Ultra Petroleum Corp. (b)(c)	885,707	19,175,557
Whiting Petroleum Corp. (c)	705,555	36,314,916
		477,197,469

Oil & Gas Refining & Marketing–3.76%

Marathon Petroleum Corp.	309,509	22,696,295
Phillips 66	402,313	24,742,249
		47,438,544
Total Common Stocks & Other Equity Interests (Cost $961,980,754)		1,227,293,872

Money Market Funds–2.49%

Liquid Assets Portfolio –Institutional Class (d)	15,723,331	15,723,331
Premier Portfolio –Institutional Class (d)	15,723,331	15,723,331
Total Money Market Funds (Cost $31,446,662)		31,446,662
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.88% (Cost $993,427,416)		1,258,740,534

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.54%

Liquid Assets Portfolio - Institutional Class (Cost $19,365,826)(d)(e)	19,365,826	19,365,826
TOTAL INVESTMENTS–101.42% (Cost $1,012,793,242)		1,278,106,360
OTHER ASSETS LESS LIABILITIES–(1.42)%		(17,942,224)
NET ASSETS–100.00%		$ 1,260,164,136

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2013.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Energy Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Energy Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

Invesco Energy Fund

E.	Foreign Currency Translations – (continued)

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The businesses in which the Fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may cause price fluctuations in its shares.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,244,751,665	$33,354,695	$--	$1,278,106,360

Invesco Energy Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2013 was $22,356,645 and $102,870,718, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 273,402,765
Aggregate unrealized (depreciation) of investment securities	(13,343,038)
Net unrealized appreciation of investment securities	$ 260,059,727
Cost of investments for tax purposes is $1,018,046,633.

Invesco Energy Fund

Invesco Gold & Precious Metals Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2013

invesco.com/us	I-GPM-QTR-1 07/13	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.46%

Brazil–4.87%

Yamana Gold Inc.	1,402,301	$ 14,724,161

Canada–66.66%

Agnico Eagle Mines Ltd.	499,066	14,178,465
Alamos Gold Inc.	708,825	10,442,573
B2Gold Corp. (a)	3,388,118	9,897,131
Barrick Gold Corp.	354,003	6,007,431
Cameco Corp.	195,924	3,981,176
Detour Gold Corp. (a)	1,086,647	10,792,404
Eldorado Gold Corp.	2,097,117	16,560,486
Franco-Nevada Corp.	341,996	14,565,633
Goldcorp, Inc.	737,869	20,830,042
Kinross Gold Corp.	2,511,396	13,058,281
Lydian International, Ltd. (a)(b)	4,424,329	4,178,772
New Gold Inc. (a)(b)	2,020,207	14,674,532
Osisko Mining Corp. (a)	2,066,929	8,613,881
Pan American Silver Corp.	624,735	7,971,619
Rubicon Minerals Corp. (a)	3,390,180	4,489,430
SEMAFO Inc.	2,077,987	3,662,275
Silver Wheaton Corp.	586,042	13,461,385
Tahoe Resources Inc. (a)	505,504	7,649,009
Torex Gold Resources Inc. (a)	7,982,675	10,260,108
Turquoise Hill Resources Ltd. (a)	1,544,953	6,182,821
		201,457,454

Mali–4.04%

Randgold Resources Ltd. -ADR	164,172	12,193,054

Mexico–2.98%

Fresnillo PLC	576,764	8,988,904

South Africa–1.02%

Gold Fields Ltd. -ADR	513,310	3,095,259

United States–16.89%

Boart Longyear Ltd. (b)	6,885,359	3,187,818
iShares® Gold Trust - ETF (a)	859,000	11,046,740
Newmont Mining Corp.	458,592	13,757,760
SPDR® Gold Trust - ETF (a)(b)	122,500	15,675,100
Stillwater Mining Co. (a)(b)	610,475	7,386,747
		51,054,165
Total Common Stocks & Other Equity Interests (Cost $356,793,007)		291,512,997

	Shares	Value

Money Market Funds–3.01%

Liquid Assets Portfolio –Institutional Class (c)	4,555,637	$ 4,555,637
Premier Portfolio –Institutional Class (c)	4,555,637	4,555,637
Total Money Market Funds (Cost $9,111,274)		9,111,274
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.47% (Cost $365,904,281)		300,624,271

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–5.53%

Liquid Assets Portfolio - Institutional Class (Cost $16,698,628)(c)(d)	16,698,628	16,698,628
TOTAL INVESTMENTS–105.00% (Cost $382,602,909)		317,322,899
OTHER ASSETS LESS LIABILITIES–(5.00)%		(15,109,957)
NET ASSETS–100.00%		$ 302,212,942

Investment Abbreviations:

ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor’s Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	All or a portion of this security was out on loan at July 31, 2013.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Gold & Precious Metals Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Gold & Precious Metals Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

Invesco Gold & Precious Metals Fund

E.	Foreign Currency Translations – (continued)

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

Fluctuations in the price of gold and precious metals may affect the profitability of companies in the gold and precious metals sector. Changes in the political or economic conditions of countries where companies in the gold and precious metals sector are located may have a direct effect on the price of gold and precious metals.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Gold & Precious Metals Fund

	Level 1	Level 2	Level 3	Total
Brazil	$14,724,161	$--	$--	$14,724,161
Canada	201,457,454	--	--	201,457,454
Mali	12,193,054	--	--	12,193,054
Mexico	--	8,988,904	--	8,988,904
South Africa	3,095,259	--	--	3,095,259
United States	76,864,067	--	--	76,864,067
Total Investments	$308,333,995	$8,988,904	$--	$317,322,899

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2013 was $29,700,762 and $25,285,570, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 29,333,299
Aggregate unrealized (depreciation) of investment securities	(121,194,725)
Net unrealized appreciation (depreciation) of investment securities	$ (91,861,426)
Cost of investments for tax purposes is $409,184,325.

Invesco Gold & Precious Metals Fund

Invesco Mid Cap Growth Fund Quarterly Schedule of Portfolio Holdings July 31, 2013

invesco.com/us	VK-MCG-QTR-1 07/13	Invesco Advisers, Inc.

Schedule of Investments (a)

July 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.70%

Aerospace & Defense–2.52%

B/E Aerospace, Inc. (b)	578,380	$40,318,870

Triumph Group, Inc.	371,784	29,170,172

		69,489,042

Airlines–1.12%

Alaska Air Group, Inc. (b)	504,445	30,856,901

Apparel Retail–2.09%

Ross Stores, Inc.	413,428	27,893,987

Urban Outfitters, Inc. (b)	694,414	29,554,260

		57,448,247

Apparel, Accessories & Luxury Goods–5.62%

Michael Kors Holdings Ltd. (b)	521,289	35,103,601

PVH Corp.	134,977	17,788,619

Ralph Lauren Corp.	284,613	51,816,643

Under Armour, Inc.–Class A (b)(c)	745,627	50,053,940

		154,762,803

Application Software–4.07%

Aspen Technology, Inc. (b)	1,143,045	37,194,685

Cadence Design Systems, Inc. (b)	2,518,774	36,723,725

Citrix Systems, Inc. (b)	190,414	13,713,616

Salesforce.com, Inc. (b)	557,775	24,402,656

		112,034,682

Asset Management & Custody Banks–2.31%

Affiliated Managers Group, Inc. (b)	352,347	63,545,781

Automobile Manufacturers–1.17%

Tesla Motors, Inc. (b)	239,878	32,210,818

Automotive Retail–1.75%

O’Reilly Automotive, Inc. (b)	385,544	48,293,241

Biotechnology–5.93%

Alexion Pharmaceuticals, Inc. (b)	138,701	16,121,217

BioMarin Pharmaceutical Inc. (b)	634,153	40,997,992

Medivation Inc. (b)	686,857	39,748,415

Onyx Pharmaceuticals, Inc. (b)	505,418	66,361,383

		163,229,007

Broadcasting–1.62%

Discovery Communications, Inc.–Class A (b)	557,741	44,463,113

Building Products–2.24%

Fortune Brands Home & Security Inc.	503,051	20,781,037

Lennox International Inc.	570,916	41,003,187

		61,784,224

Casinos & Gaming–1.88%

Wynn Resorts Ltd.	389,569	51,863,321

	Shares	Value

Commodity Chemicals–0.80%

LyondellBasell Industries N.V.–Class A	320,098	$21,993,934

Communications Equipment–0.33%

F5 Networks, Inc. (b)	102,714	9,014,181

Computer & Electronics Retail–1.44%

Best Buy Co., Inc.	1,314,744	39,560,647

Construction & Engineering–1.25%

MasTec Inc. (b)	1,040,071	34,322,343

Construction & Farm Machinery & Heavy Trucks–1.70%

Cummins Inc.	264,351	32,036,698

Manitowoc Co., Inc. (The)	722,638	14,835,758

		46,872,456

Construction Materials–1.11%

Martin Marietta Materials, Inc.	306,118	30,489,353

Consumer Electronics–0.48%

Harman International Industries, Inc.	219,232	13,270,113

Consumer Finance–1.64%

Discover Financial Services	911,326	45,119,750

Data Processing & Outsourced Services–1.65%

Alliance Data Systems Corp. (b)(c)	230,070	45,503,245

Distillers & Vintners–1.02%

Constellation Brands, Inc.–Class A (b)	539,956	28,126,308

Diversified Chemicals–2.40%

PPG Industries, Inc.	411,802	66,069,513

Electrical Components & Equipment–2.11%

AMETEK, Inc.	1,253,969	58,033,685

Electronic Components–1.78%

Amphenol Corp.–Class A	622,595	48,911,063

Environmental & Facilities Services–1.20%

Waste Connections, Inc.	764,014	33,051,246

Food Retail–1.87%

Whole Foods Market, Inc.	927,373	51,543,391

Health Care Equipment–1.01%

Hologic, Inc. (b)	1,220,614	27,707,938

Health Care Facilities–1.50%

Universal Health Services, Inc.–Class B	588,335	41,154,033

Health Care Services–3.76%

Catamaran Corp. (b)	758,221	40,034,069

DaVita HealthCare Partners Inc. (b)	209,034	24,333,648

Omnicare, Inc.	743,488	39,248,731

		103,616,448

Health Care Technology–0.64%

HMS Holdings Corp. (b)	724,974	17,537,121

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

	Shares	Value

Homebuilding–0.83%

Toll Brothers, Inc. (b)	692,403	$22,759,287

Homefurnishing Retail–1.00%

Restoration Hardware Holdings Inc. (b)	412,970	27,594,655

Household Appliances–0.91%

Whirlpool Corp.	187,495	25,113,080

Household Products–1.10%

Church & Dwight Co., Inc.	475,140	30,266,418

Industrial Machinery–2.42%

Flowserve Corp.	750,124	42,517,028

Pentair Ltd.	392,497	23,973,717

		66,490,745

Internet Retail–0.48%

Netflix Inc. (b)	53,601	13,090,436

Internet Software & Services–2.06%

Equinix, Inc. (b)	214,723	38,510,570

LinkedIn Corp.–Class A (b)	89,599	18,259,380

		56,769,950

IT Consulting & Other Services–0.28%

Teradata Corp. (b)	132,299	7,821,517

Movies & Entertainment–1.62%

Cinemark Holdings, Inc.	1,529,755	44,546,466

Oil & Gas Equipment & Services–2.10%

Cameron International Corp. (b)	634,349	37,616,895

FMC Technologies, Inc. (b)	379,546	20,229,802

		57,846,697

Oil & Gas Exploration & Production–4.32%

EQT Corp.	406,931	35,199,532

Gulfport Energy Corp. (b)	518,202	27,568,346

Pioneer Natural Resources Co.	362,353	56,077,750

		118,845,628

Packaged Foods & Meats–0.91%

Mead Johnson Nutrition Co.	342,686	24,961,248

Paper Packaging–1.14%

Sealed Air Corp.	1,147,615	31,261,033

Pharmaceuticals–1.10%

Shire PLC–ADR (Ireland)	276,732	30,260,644

Railroads–1.15%

Kansas City Southern	294,822	31,767,071

Regional Banks–1.24%

First Republic Bank	788,347	34,048,707

Research & Consulting Services–1.64%

Verisk Analytics, Inc.–Class A (b)	701,970	45,178,789

Restaurants–1.24%

Panera Bread Co.–Class A (b)	204,387	34,142,848

	Shares	Value

Semiconductors–2.84%

Avago Technologies Ltd.	448,729	$16,459,380

Cavium Inc. (b)	510,966	18,680,917

NXP Semiconductors N.V. (Netherlands)(b)	1,034,220	33,767,283

Semtech Corp. (b)	309,458	9,361,104

		78,268,684

Specialized Finance–0.85%

CME Group Inc.–Class A	317,203	23,466,678

Specialty Stores–2.55%

Dick’s Sporting Goods, Inc.	586,567	30,155,410

Tractor Supply Co.	330,039	39,977,624

		70,133,034

Steel–1.06%

Nucor Corp.	623,288	29,157,413

Systems Software–0.42%

Red Hat, Inc. (b)	225,394	11,668,647

Trading Companies & Distributors–1.51%

Fastenal Co.	847,554	41,538,622

Trucking–1.22%

J.B. Hunt Transport Services, Inc.	449,619	33,689,952

Wireless Telecommunication Services–2.70%

NII Holdings Inc. (b)(c)	3,377,674	24,251,699

SBA Communications Corp.–Class A (b)	676,635	50,131,887

		74,383,586

Total Common Stocks & Other Equity Interests (Cost $2,087,118,689)		2,716,949,783

Money Market Funds–1.77%

Liquid Assets Portfolio–Institutional Class(d)	24,338,280	24,338,280

Premier Portfolio –Institutional Class (d)	24,338,282	24,338,282

Total Money Market Funds (Cost $48,676,562)		48,676,562

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.47% (Cost $2,135,795,251)		2,765,626,345

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.12%

Liquid Assets Portfolio–Institutional Class (Cost $58,286,595)(d)(e)	58,286,595	58,286,595

TOTAL INVESTMENTS–102.59% (Cost $2,194,081,846)		2,823,912,940

OTHER ASSETS LESS LIABILITIES–(2.59)%		(71,238,496)

NET ASSETS–100.00%		$2,752,674,444

Investment Abbreviations:

ADR	— American Depositary Receipt

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at July 31, 2013.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Mid Cap Growth Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

Invesco Mid Cap Growth Fund

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –  Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of July 31, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2013 was $389,284,511 and $413,700,022, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$643,883,804

Aggregate unrealized (depreciation) of investment securities	(15,000,108)

Net unrealized appreciation of investment securities	$628,883,696

Cost of investments for tax purposes is $2,195,029,244.

Invesco Mid Cap Growth Fund

Invesco Small Cap Value Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2013

invesco.com/us	VK-SCV-QTR-1 07/13	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2013

(Unaudited)

	Shares	Value

Common Stocks–95.65%

Air Freight & Logistics–2.07%

UTi Worldwide, Inc.	3,683,600	$ 60,779,400

Apparel Retail–6.03%

Abercrombie & Fitch Co. -Class A	2,091,400	104,298,118
Guess?, Inc.	2,146,800	72,304,224
		176,602,342

Apparel, Accessories & Luxury Goods–1.74%

Maidenform Brands, Inc. (b)	850,025	19,856,584
Quiksilver, Inc. (b)	4,912,298	31,045,723
		50,902,307

Asset Management & Custody Banks–0.36%

Artisan Partners Asset Management, Inc.	198,469	10,518,857

Auto Parts & Equipment–0.79%

Modine Manufacturing Co. (b)	2,101,548	23,117,028

Construction & Engineering–1.69%

Aegion Corp. (b)(c)	2,172,486	49,576,131

Construction & Farm Machinery & Heavy Trucks–2.97%

Terex Corp. (b)	1,502,400	44,290,752
WABCO Holdings Inc. (b)	541,500	42,810,990
		87,101,742

Consumer Electronics–2.59%

Harman International Industries, Inc.	1,255,559	75,998,986

Data Processing & Outsourced Services–1.25%

Broadridge Financial Solutions Inc.	1,266,700	36,658,298

Department Stores–1.32%

J. C. Penney Co., Inc. (b)	2,646,356	38,636,798

Diversified Metals & Mining–0.51%

Globe Specialty Metals Inc.	1,249,790	14,909,995

Electrical Components & Equipment–3.25%

Belden Inc.	1,624,953	95,238,495

Electronic Components–1.02%

Rogers Corp. (b)	535,076	29,760,927

	Shares	Value

Electronic Equipment & Instruments–1.12%

FLIR Systems, Inc.	1,006,300	$ 32,674,561

Electronic Manufacturing Services–8.03%

Flextronics International Ltd. (Singapore)(b)	7,308,500	63,291,610
Jabil Circuit, Inc.	2,400,600	55,189,794
KEMET Corp. (b)(c)	3,231,955	14,091,324
Methode Electronics, Inc. (c)	1,790,217	33,817,199
Sanmina Corp. (b)(c)	4,188,294	68,939,319
		235,329,246

Health Care Equipment–0.89%

Integra LifeSciences Holdings Corp. (b)	543,700	21,416,343
Invacare Corp.	301,343	4,703,964
		26,120,307

Health Care Facilities–6.20%

Brookdale Senior Living Inc. (b)	2,154,700	62,744,864
Health Management Associates Inc. - Class A (b)	4,834,608	65,170,516
Universal Health Services, Inc. -Class B	766,400	53,609,680
		181,525,060

Health Care Services–1.22%

AMN Healthcare Services, Inc. (b)(c)	1,738,682	25,697,720
ExamWorks Group Inc. (b)	418,145	10,152,561
		35,850,281

Health Care Supplies–3.25%

Alere, Inc. (b)	2,851,023	95,224,168

Human Resource & Employment Services–3.08%

Manpower, Inc.	1,350,973	90,339,565

Investment Banking & Brokerage–3.05%

E*TRADE Financial Corp. (b)	4,961,600	73,927,840
FBR & Co. (b)(c)	540,621	15,510,416
		89,438,256

IT Consulting & Other Services–2.22%

CIBER, Inc. (b)(c)	6,751,300	24,574,732
iGATE Corp. (b)	1,732,830	40,392,267
		64,966,999

Leisure Products–1.67%

Callaway Golf Co. (c)	4,772,338	34,265,387
JAKKS Pacific, Inc. (c)	2,423,100	14,562,831
		48,828,218

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Value Fund

	Shares	Value

Life & Health Insurance–2.05%

CNO Financial Group, Inc.	4,201,888	$ 60,002,961

Life Sciences Tools & Services–1.21%

PerkinElmer, Inc.	1,039,400	35,433,146

Office Services & Supplies–2.00%

ACCO Brands Corp. (b)	5,042,712	33,332,326
Interface, Inc.	1,326,107	25,182,772
		58,515,098

Oil & Gas Equipment & Services–2.59%

Global Geophysical Services, Inc. (b)	1,634,500	7,175,455
ION Geophysical Corp. (b)	5,395,043	33,179,514
Superior Energy Services, Inc. (b)	1,386,080	35,511,370
		75,866,339

Oil & Gas Exploration & Production–1.59%

Goodrich Petroleum Corp. (b)(c)	2,445,612	46,515,540

Packaged Foods & Meats–0.09%

WhiteWave Foods Co. -Class A (b)	147,300	2,753,037

Paper Packaging–2.47%

Sealed Air Corp.	2,651,273	72,220,677

Property & Casualty Insurance–1.58%

Argo Group International Holdings, Ltd.	1,033,674	46,153,544

Regional Banks–6.32%

First Horizon National Corp.	5,228,867	64,471,930
First Niagara Financial Group, Inc.	3,731,717	39,892,055
Zions Bancorp.	2,724,000	80,739,360
		185,103,345

Reinsurance–2.56%

Reinsurance Group of America, Inc.	412,494	28,086,716
Validus Holdings, Ltd. (Bermuda)	1,320,400	46,781,772
		74,868,488

Research & Consulting Services–3.15%

Dun & Bradstreet Corp. (The)	504,100	52,239,883
Resources Connection Inc. (c)	3,019,514	40,159,536
		92,399,419

Semiconductor Equipment–1.46%

Brooks Automation, Inc.	1,232,900	12,107,078
Lam Research Corp. (b)	622,917	30,659,975
		42,767,053

Semiconductors–6.53%

Lattice Semiconductor Corp. (b)(c)	10,928,800	56,392,608
Micrel, Inc.	1,236,700	13,121,387
Microsemi Corp. (b)	2,041,600	50,345,856

	Shares	Value

Semiconductors–(continued)

ON Semiconductor Corp. (b)	8,664,400	$ 71,394,656
		191,254,507

Specialized Finance–1.42%

NASDAQ OMX Group, Inc. (The)	1,285,700	41,656,680

Steel–1.96%

Allegheny Technologies, Inc.	2,082,800	57,422,796

Technology Distributors–0.99%

CDW Corp. (b)	1,352,174	29,071,741

Trading Companies & Distributors–1.36%

AerCap Holdings N.V. (b)	2,267,470	39,726,074
Total Common Stocks (Cost $1,961,129,754)		2,801,828,412

Money Market Funds–4.46%

Liquid Assets Portfolio –Institutional Class (d)	65,298,983	65,298,983
Premier Portfolio –Institutional Class (d)	65,298,983	65,298,983
Total Money Market Funds (Cost $130,597,966)		130,597,966
TOTAL INVESTMENTS–100.11% (Cost $2,091,727,720)		2,932,426,378
OTHER ASSETS LESS LIABILITIES–(0.11)%		(3,131,852)
NET ASSETS–100.00%		$ 2,929,294,526

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of July 31, 2013 was $424,102,743, which represented 14.48% of the Fund’s Net Assets. See Note 3.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Small Cap Value Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,880,186,495	$52,239,883	$--	$ 2,932,426,378

Invesco Small Cap Value Fund

NOTE 3 -- Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended July 31, 2013.

	Value 04/30/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 07/31/13	Dividend Income
Aegion Corp.	$45,752,555	$-	$-	$3,823,576	$-	$49,576,131	$-
AMN Healthcare Services, Inc. (a)	51,501,285	-	(30,382,305)	(9,295,137)	13,873,877	25,697,720	-
Callaway Golf Co.	25,380,987	6,509,860	-	2,374,540	-	34,265,387	39,855
CIBER, Inc.	28,760,538	-	-	(4,185,806)	-	24,574,732	-
FBR & Co. (a)	15,351,356	-	(5,784,133)	2,874,395	3,068,798	15,510,416	-
Goodrich Petroleum Corp.	31,890,780	-	-	14,624,760	-	46,515,540	-
JAKKS Pacific, Inc.	-	16,659,499	-	(2,096,668)	-	14,562,831	-
KEMET Corp.	14,852,943	3,821,423	-	(4,583,042)	-	14,091,324	-
Lattice Semiconductor Corp.	50,818,920	-	-	5,573,688	-	56,392,608	-
Methode Electronics, Inc. (a)	36,479,112	-	(13,050,568)	6,043,444	4,345,211	33,817,199	147,959
Resources Connection Inc.	34,301,679	-	-	5,857,857	-	40,159,536	181,171
Sanmina Corp.	66,259,972	-	(16,697,680)	14,983,376	4,393,651	68,939,319	-
Total	$401,350,127	$26,990,782	$(65,914,686)	$35,994,983	$25,681,537	$424,102,743	$368,985
(a)	As of July 31, 2013, the issuer is no longer considered an affiliate of the Fund.

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2013 was $218,199,247 and $200,725,209, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$857,092,156
Aggregate unrealized (depreciation) of investment securities	(23,438,880)
Net unrealized appreciation of investment securities	$833,653,276
Cost of investments for tax purposes is $2,098,773,102.

Invesco Small Cap Value Fund

Invesco Technology Fund Quarterly Schedule of Portfolio Holdings July 31, 2013

invesco.com/us	I-TEC-QTR-1 07/13	Invesco Advisers, Inc.

Schedule of Investments (a)

July 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.20%

Application Software–12.95%

Aspen Technology, Inc. (b)	257,696	$8,385,428

Autodesk, Inc. (b)	164,383	5,817,514

Cadence Design Systems, Inc. (b)	754,471	11,000,187

Citrix Systems, Inc. (b)	170,394	12,271,776

Informatica Corp. (b)	288,250	11,002,503

MicroStrategy Inc. -Class A (b)	59,921	5,693,094

Nuance Communications, Inc. (b)	233,184	4,374,532

Salesforce.com, Inc. (b)	368,013	16,100,569

SolarWinds, Inc. (b)	85,703	3,041,599

SS&C Techonologies Holdings, Inc. (b)	289,264	10,349,866

		88,037,068

Communications Equipment–14.65%

ARRIS Group Inc. (b)	660,940	9,940,538

Ciena Corp. (b)	205,578	4,535,051

Cisco Systems, Inc.	561,344	14,342,339

F5 Networks, Inc. (b)	91,693	8,046,978

Finisar Corp. (b)	232,037	4,485,275

JDS Uniphase Corp. (b)	752,052	11,032,603

Juniper Networks, Inc. (b)	395,053	8,560,798

QUALCOMM, Inc.	520,840	33,620,222

Telefonaktiebolaget LM Ericsson -ADR (Sweden)	425,667	4,993,074

		99,556,878

Computer Hardware–6.66%

Apple Inc.	80,082	36,237,105

Cray, Inc. (b)	127,467	2,953,411

Hewlett-Packard Co.	236,862	6,082,616

		45,273,132

Computer Storage & Peripherals–2.49%

EMC Corp.	645,716	16,885,473

Data Processing & Outsourced Services–8.80%

Alliance Data Systems Corp. (b)(c)	83,865	16,586,820

Genpact Ltd.	445,389	9,081,482

MasterCard, Inc. -Class A	21,326	13,021,869

Visa Inc. -Class A	119,252	21,108,796

		59,798,967

Electronic Manufacturing Services–3.17%

Jabil Circuit, Inc.	383,241	8,810,710

Sanmina Corp. (b)	775,152	12,759,002

		21,569,712

	Shares	Value

Internet Retail–3.64%

Amazon.com, Inc. (b)	35,384	$10,658,368

Priceline.com Inc. (b)	12,660	11,085,982

RetailMeNot, Inc. (b)	104,904	2,984,519

		24,728,869

Internet Software & Services–12.48%

eBay Inc. (b)	215,889	11,159,302

Facebook Inc. -Class A (b)	548,171	20,189,138

Google Inc. -Class A (b)	33,341	29,593,472

ValueClick, Inc. (b)	281,104	6,870,182

VeriSign, Inc. (b)	226,779	10,849,107

Web.com Group Inc. (b)	236,037	6,132,241

		84,793,442

IT Consulting & Other Services–3.19%

Accenture PLC -Class A	121,050	8,934,701

International Business Machines Corp.	65,487	12,772,584

		21,707,285

Other Diversified Financial Services–0.31%

BlueStream Ventures L.P. (Acquired 08/03/00-06/13/08; Acquisition Cost $25,801,962) (d)(e)	--	2,109,520

Semiconductor Equipment–2.74%

Applied Materials, Inc.	648,236	10,572,729

Teradyne, Inc. (b)(c)	287,521	4,741,221

Veeco Instruments Inc. (b)	95,359	3,314,679

		18,628,629

Semiconductors–16.76%

Altera Corp.	247,356	8,795,979

ARM Holdings PLC -ADR (United Kingdom)	53,751	2,158,103

Avago Technologies Ltd.	205,369	7,532,935

Cypress Semiconductor Corp.	446,372	5,700,171

Diodes Inc. (b)	217,413	5,959,290

Fairchild Semiconductor International, Inc. (b)	796,367	10,050,152

Intermolecular Inc. (b)	437,354	2,764,077

Lattice Semiconductor Corp. (b)	1,675,415	8,645,141

Microsemi Corp. (b)	680,545	16,782,240

NXP Semiconductors N.V. (Netherlands)(b)	325,837	10,638,578

ON Semiconductor Corp. (b)	1,091,209	8,991,562

Semtech Corp. (b)	373,001	11,283,280

Skyworks Solutions, Inc. (b)	328,712	7,895,662

Texas Instruments Inc.	171,508	6,723,114

		113,920,284

See accompanying notes which are an integral part of this schedule.

Invesco Technology Fund

	Shares	Value

Systems Software–9.36%

Check Point Software Technologies Ltd. (Israel)(b)	131,684	$7,415,126

CommVault Systems, Inc. (b)	84,197	7,108,753

Fortinet Inc. (b)	355,199	7,547,979

Infoblox, Inc. (b)	92,845	3,036,032

MICROS Systems, Inc. (b)	88,195	4,297,742

Microsoft Corp.	214,435	6,825,466

Oracle Corp.	451,326	14,600,396

Red Hat, Inc. (b)	65,462	3,388,968

Symantec Corp.	352,924	9,416,012

		63,636,474

Total Common Stocks & Other Equity Interests (Cost $468,686,622)		660,645,733

Money Market Funds–3.41%

Liquid Assets Portfolio –Institutional Class (f)	11,578,802	11,578,802

Premier Portfolio –Institutional Class (f)	11,578,801	11,578,801

Total Money Market Funds (Cost $23,157,603)		23,157,603

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.61% (Cost $491,844,225)		683,803,336

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.36%

Liquid Assets Portfolio - Institutional Class (Cost $16,057,420)(f)(g)	16,057,420	16,057,420

TOTAL INVESTMENTS–102.97% (Cost $507,901,645)		699,860,756

OTHER ASSETS LESS LIABILITIES–(2.97)%		(20,170,339)

NET ASSETS–100.00%		$679,690,417

Investment Abbreviations:

ADR         —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at July 31, 2013.

(d)	The Fund has a 10.29% ownership of BlueStream Ventures L.P. (“BlueStream”) and has a remaining commitment of $829,416 to purchase additional interests in BlueStream, which is subject to the terms of the partnership agreement. BlueStream may be considered an affiliated company. Security is considered venture capital. The value of this security as of July 31, 2013 represented less than 1% of the Fund’s Net Assets. See Note 3.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The value of this security at July 31, 2013 represented less than 1% of the Fund’s Net Assets.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Technology Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses

Invesco Technology Fund

E.	Foreign Currency Translations – (continued)

arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2		Level 3	Total

Equity Securities	$697,751,236		$--	$2,109,520	$699,860,756

Invesco Technology Fund

NOTE 3 -- Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended July 31, 2013.

	Value 04/30/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 07/31/13	Dividend Income

BlueStream Ventures L.P.	$2,283,037	$--	$--	$(173,517)	$--	$2,109,520	$--

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2013 was $68,847,009 and $76,508,053, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$235,230,736

Aggregate unrealized (depreciation) of investment securities	(27,958,755)

Net unrealized appreciation of investment securities	$207,271,981

Cost of investments for tax purposes is $492,588,775.

Invesco Technology Fund

Invesco Technology Sector Fund Quarterly Schedule of Portfolio Holdings July 31, 2013

invesco.com/us	MS-TECH-QTR-1 07/13	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.63%

Application Software–13.34%

Aspen Technology, Inc. (b)	37,384	$1,216,475

Autodesk, Inc. (b)	23,937	847,130

Cadence Design Systems, Inc. (b)	109,072	1,590,270

Citrix Systems, Inc. (b)	24,694	1,778,462

Informatica Corp. (b)	41,642	1,589,475

MicroStrategy Inc. -Class A (b)	8,756	831,908

Nuance Communications, Inc. (b)	34,454	646,357

Salesforce.com, Inc. (b)	52,854	2,312,363

SolarWinds, Inc. (b)	12,511	444,015

SS&C Techonologies Holdings, Inc. (b)	42,120	1,507,054

		12,763,509

Communications Equipment–15.15%

ARRIS Group, Inc. (b)	96,394	1,449,766

Ciena Corp. (b)	30,773	678,852

Cisco Systems, Inc.	82,146	2,098,830

F5 Networks, Inc. (b)	13,322	1,169,139

Finisar Corp. (b)	33,797	653,296

JDS Uniphase Corp. (b)	110,010	1,613,847

Juniper Networks, Inc. (b)	56,584	1,226,175

QUALCOMM, Inc.	75,509	4,874,106

Telefonaktiebolaget LM Ericsson -ADR (Sweden)	62,080	728,198

		14,492,209

Computer Hardware–6.81%

Apple Inc.	11,517	5,211,442

Cray, Inc. (b)	18,193	421,532

Hewlett-Packard Co.	34,375	882,750

		6,515,724

Computer Storage & Peripherals–2.57%

EMC Corp.	94,085	2,460,323

Data Processing & Outsourced Services–9.05%

Alliance Data Systems Corp. (b)(c)	12,307	2,434,078

Genpact Ltd.	64,227	1,309,588

MasterCard, Inc. -Class A	3,001	1,832,441

Visa Inc. -Class A	17,383	3,076,965

		8,653,072

Electronic Manufacturing Services–3.29%

Jabil Circuit, Inc.	55,573	1,277,623

Sanmina Corp. (b)	113,354	1,865,807

		3,143,430

	Shares	Value

Internet Retail–3.77%

Amazon.com, Inc. (b)	5,183	$1,561,223

Priceline.com Inc. (b)	1,851	1,620,865

RetailMeNot, Inc. (b)	14,960	425,612

		3,607,700

Internet Software & Services–12.80%

eBay Inc. (b)	31,476	1,626,995

Facebook Inc. -Class A (b)	78,565	2,893,549

Google Inc. -Class A (b)	4,805	4,264,918

ValueClick, Inc. (b)	40,887	999,278

VeriSign, Inc. (b)	32,748	1,566,664

Web.com Group Inc. (b)	34,510	896,570

		12,247,974

IT Consulting & Other Services–3.14%

Accenture PLC -Class A	17,408	1,284,885

International Business Machines Corp.	8,833	1,722,788

		3,007,673

Semiconductor Equipment–2.75%

Applied Materials, Inc.	92,182	1,503,489

Teradyne, Inc. (b)(c)	39,519	651,668

Veeco Instruments Inc. (b)	13,609	473,049

		2,628,206

Semiconductors–17.32%

Altera Corp.	35,233	1,252,885

ARM Holdings PLC -ADR (United Kingdom)	8,365	335,855

Avago Technologies Ltd.	29,936	1,098,052

Cypress Semiconductor Corp.	63,704	813,500

Diodes Inc. (b)	32,266	884,411

Fairchild Semiconductor International, Inc. (b)	116,071	1,464,816

Intermolecular Inc. (b)	65,644	414,870

Lattice Semiconductor Corp. (b)	243,674	1,257,358

Microsemi Corp. (b)	99,313	2,449,059

NXP Semiconductors N.V. (Netherlands)(b)	47,033	1,535,627

ON Semiconductor Corp. (b)	157,483	1,297,660

Semtech Corp. (b)	53,776	1,626,724

Skyworks Solutions, Inc. (b)	47,526	1,141,575

Texas Instruments Inc.	25,393	995,406

		16,567,798

Systems Software–9.64%

Check Point Software Technologies Ltd. (Israel)(b)	19,763	1,112,855

CommVault Systems, Inc. (b)	12,124	1,023,629

Fortinet Inc. (b)	51,115	1,086,194

See accompanying notes which are an integral part of this schedule.

Invesco Technology Sector Fund

	Shares	Value

Systems Software–(continued)

Infoblox, Inc. (b)	13,343	$436,316

MICROS Systems, Inc. (b)	12,844	625,888

Oracle Corp.	65,250	2,110,837

Red Hat, Inc. (b)	9,532	493,472

Symantec Corp.	50,890	1,357,745

		9,223,449

Total Common Stocks & Other Equity Interests (Cost $73,801,314)		95,311,067

Money Market Funds–2.13%

Liquid Assets Portfolio –Institutional Class (d)	1,020,115	1,020,115

Premier Portfolio –Institutional Class (d)	1,020,116	1,020,116

Total Money Market Funds (Cost $2,040,231)		2,040,231

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–101.76% (Cost $75,841,545)		97,351,298

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.42%

Liquid Assets Portfolio - Institutional Class (Cost $2,318,720)(d)(e)	2,318,720	2,318,720

TOTAL INVESTMENTS–104.18% (Cost $78,160,265)		99,670,018

OTHER ASSETS LESS LIABILITIES–(4.18)%		(4,000,933)

NET ASSETS–100.00%		$95,669,085

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at July 31, 2013.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Technology Sector Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Technology Sector Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses

Invesco Technology Sector Fund

E.	Foreign Currency Translations – (continued)

arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of July 31, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Technology Sector Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2013 was $9,874,608 and $11,083,160, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$22,752,254

Aggregate unrealized (depreciation) of investment securities	(1,356,521)

Net unrealized appreciation of investment securities	$21,395,733

Cost of investments for tax purposes is $78,274,285.

Invesco Technology Sector Fund

Invesco Value Opportunities Fund Quarterly Schedule of Portfolio Holdings July 31, 2013

invesco.com/us	VK-VOPP-QTR-1 07/13	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–91.55%

Advertising–3.20%

Omnicom Group Inc.	489,455	$31,457,273

Apparel Retail–1.11%

Vera Bradley, Inc. (b)(c)	451,000	10,932,240

Asset Management & Custody Banks–1.58%

Bank of New York Mellon Corp. (The)	495,220	15,574,669

Automobile Manufacturers–2.89%

Renault S.A. (France)	362,538	28,453,460

Cable & Satellite–2.50%

Time Warner Cable Inc.	216,002	24,639,348

Coal & Consumable Fuels–1.76%

Peabody Energy Corp.	1,047,029	17,338,800

Computer Hardware–3.21%

Apple Inc.	26,163	11,838,758

Hewlett-Packard Co.	770,861	19,795,710

		31,634,468

Department Stores–4.33%

Macy’s, Inc.	515,672	24,927,584

Nordstrom, Inc.	289,300	17,716,732

		42,644,316

Diversified Banks–6.73%

Comerica Inc.	278,435	11,844,625

U.S. Bancorp	382,638	14,280,050

Wells Fargo & Co.	922,825	40,142,888

		66,267,563

Food Retail–1.77%

Kroger Co. (The)	444,372	17,450,488

General Merchandise Stores–1.53%

Target Corp.	210,842	15,022,492

Household Products–1.65%

Procter & Gamble Co. (The)	201,660	16,193,298

Industrial Conglomerates–1.98%

General Electric Co.	799,845	19,492,223

Integrated Oil & Gas–13.22%

Chevron Corp.	289,929	36,499,162

Exxon Mobil Corp.	134,482	12,607,687

Petroleo Brasileiro S.A. -ADR (Brazil)	1,530,541	20,876,579

Royal Dutch Shell PLC -ADR (United Kingdom)	565,888	38,678,445

Total S.A. -ADR (France)	405,500	21,511,775

		130,173,648

	Shares	Value

Investment Banking & Brokerage–3.49%

Goldman Sachs Group, Inc. (The)	92,287	$15,137,837

Morgan Stanley	707,620	19,254,340

		34,392,177

Life & Health Insurance–5.47%

Aflac, Inc.	237,700	14,661,336

MetLife, Inc.	382,000	18,496,440

Unum Group	652,374	20,641,113

		53,798,889

Managed Health Care–4.46%

UnitedHealth Group Inc.	358,443	26,112,573

WellPoint, Inc.	207,658	17,767,218

		43,879,791

Marine–0.45%

Diana Shipping Inc. (Greece)(c)	449,614	4,419,706

Oil & Gas Drilling–1.01%

Noble Corp.	260,277	9,942,581

Other Diversified Financial Services–11.35%

Bank of America Corp.	1,513,866	22,102,443

Citigroup Inc.	598,821	31,222,527

ING U.S. Inc.	71,701	2,231,335

JPMorgan Chase & Co.	1,008,664	56,212,845

		111,769,150

Pharmaceuticals–4.13%

Bristol-Myers Squibb Co.	290,005	12,539,816

Novartis AG (Switzerland)	203,600	14,623,221

Pfizer Inc.	460,400	13,457,492

		40,620,529

Property & Casualty Insurance–8.60%

Allied World Assurance Co. Holdings AG	184,801	17,491,415

Allstate Corp. (The)	554,119	28,248,986

Aspen Insurance Holdings Ltd.	576,324	21,606,387

Chubb Corp. (The)	200,680	17,358,820

		84,705,608

Steel–1.25%

POSCO -ADR (South Korea)	172,104	12,336,415

Systems Software–1.28%

Oracle Corp.	390,600	12,635,910

Technology Distributors–1.06%

CDW Corp. (b)(c)	484,019	10,406,409

See accompanying notes which are an integral part of this schedule.

Invesco Value Opportunities Fund

	Shares	Value

Wireless Telecommunication Services–1.54%

Vodafone Group PLC -ADR (United Kingdom)	506,389	$15,166,351

Total Common Stocks & Other Equity Interests (Cost $678,031,689)		901,347,802

Money Market Funds–8.37%

Liquid Assets Portfolio –Institutional Class (d)	41,195,215	41,195,215

Premier Portfolio –Institutional Class (d)	41,195,215	41,195,215

Total Money Market Funds (Cost $82,390,430)		82,390,430

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.92% (Cost $760,422,119)		983,738,232

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.43%

Liquid Asset Portfolio - Institutional Class (Cost $14,121,100)(d)(e)	14,121,100	14,121,100

TOTAL INVESTMENTS–101.35% (Cost $774,543,219)		997,859,332

OTHER ASSETS LESS LIABILITIES–(1.35)%		(13,276,071)

NET ASSETS–100.00%		$984,583,261

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2013.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Value Opportunities Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses

Invesco Value Opportunities Fund

E.	Foreign Currency Translations – (continued)

arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$954,782,651	$43,076,681	$--	$997,859,332

Invesco Value Opportunities Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2013 was $56,763,218 and $78,428,745, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$260,961,975

Aggregate unrealized (depreciation) of investment securities	(45,632,124)

Net unrealized appreciation of investment securities	$215,329,851

Cost of investments for tax purposes is $782,529,481.

Invesco Value Opportunities Fund

Item 2. Controls and Procedures.

(a)	As of August 13, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:      AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 27, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 27, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	September 27, 2013

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.